Nature of Operations and Continuance of Business (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 04, 2006	Dec. 31, 2001	Dec. 31, 2016
Working capital deficit			$ (227,194)
Accumulated deficit			$ (26,069,063)
Common shares of VCL Communicatinos Corp acquired
Interest acquired		100.00%
Tombstone, Arizona mineral claims acquired
Interest acquired	100.00%
Cash paid for acquisition of mineral claims	$ 100,000
Shares issued for acquisition of mineral claims	8,000,000